Annual Fund Operating Expenses - Class I2 - Transamerica Capital Growth - I2	Mar. 01, 2021
Operating Expenses:
Management fees	0.67%
Distribution and service (12b-1) fees	none
Other expenses	0.05%
Total annual fund operating expenses	0.72%